GOODWILL AND INTANGIBLE ASSETS - (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 10,309,000	$ 10,309,000
First Franklin and Franklin Savings
Finite-Lived Intangible Assets [Line Items]
Goodwill and intangible assets			11,600,000
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Carrying amount of core deposit, intangible	1,300,000
Accumulated amortization of core deposit intangible	$ 907,000